Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
Earnings per Share

Earnings per share are calculated using the “two-class” method. Under the “two-class” method, undistributed earnings are allocated to both common shares and participating securities. The sum of distributed earnings to common stockholders and undistributed earnings allocated to common stockholders is divided by the weighted-average number of common shares outstanding during the period. The restricted stock granted by AK Holding is entitled to non-forfeitable dividends, if declared, and meets the criteria of a participating security.

	Three Months Ended March 31,
	2014	2013
Net income (loss) attributable to AK Steel Holding Corporation	$(86.1)	$(9.9)
Less: distributed earnings to common stockholders and holders of certain stock compensation awards	—	—
Undistributed earnings (loss)	$(86.1)	$(9.9)

Common stockholders earnings—basic and diluted:
Distributed earnings to common stockholders	$—	$—
Undistributed earnings (loss) to common stockholders	(85.8)	(9.8)
Common stockholders earnings (loss)—basic and diluted	$(85.8)	$(9.8)

Common shares outstanding (weighted-average shares in millions):
Common shares outstanding for basic earnings per share	136.1	135.7
Effect of exchangeable debt	—	—
Effect of dilutive stock-based compensation	—	—
Common shares outstanding for diluted earnings per share	136.1	135.7

Basic and diluted earnings per share:
Distributed earnings	$—	$—
Undistributed earnings (loss)	(0.63)	(0.07)
Basic and diluted earnings (loss) per share	$(0.63)	$(0.07)

Potentially issuable common shares (in millions) excluded from earnings per share calculation due to anti-dilutive effect	7.9	2.4

Earnings per Share

Reconciliation of the numerators and denominators for basic and diluted EPS computations is as follows:

	2013	2012	2011
Net income (loss) attributable to AK Steel Holding Corporation	$(46.8)	$(1,027.3)	$(155.6)
Less: distributed earnings to common stockholders and holders of certain stock compensation awards	—	11.0	22.0
Undistributed earnings (loss)	$(46.8)	$(1,038.3)	$(177.6)

Common stockholders earnings—basic and diluted:
Distributed earnings to common stockholders	$—	$11.0	$22.0
Undistributed earnings (loss) to common stockholders	(46.6)	(1,034.6)	(176.9)
Common stockholders earnings (loss)—basic and diluted	$(46.6)	$(1,023.6)	$(154.9)

Common shares outstanding (weighted-average shares in millions):
Common shares outstanding for basic earnings per share	135.8	113.0	109.8
Effect of exchangeable debt	—	—	—
Effect of dilutive stock-based compensation	—	—	—
Common shares outstanding for diluted earnings per share	135.8	113.0	109.8

Basic and diluted earnings per share:
Distributed earnings	$—	$0.10	$0.20
Undistributed earnings (loss)	(0.34)	(9.16)	(1.61)
Basic and diluted earnings (loss) per share	$(0.34)	$(9.06)	$(1.41)

Potentially issuable common shares (in millions) excluded from earnings per share calculation due to anti-dilutive effect	2.6	2.4	1.2